Business combination	12 Months Ended
Dec. 31, 2014
Business combination [Abstract]
Business combination
4.	Business combination

Acquisition of a majority of the assets of an internet service company

On March 12, 2012, the Group acquired a majority of the assets of an internet service company, which is in the business of operating an internet platform, for cash consideration of RMB11,722. As a result of the acquisition, the Group obtained the key intellectual property to develop and expand the platform of YY Client. The acquisition was recorded using the acquisition method of accounting and the allocation of the purchase price at the date of acquisition is as follows:

RMB

Property and equipment	128
Intangible assets
- Technology	10,035
- Software	660
Goodwill	899

Total	11,722

The business combination was completed on March 12, 2012 and there was no further adjustment to the purchase price allocation. The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The acquired goodwill is not deductible for tax purposes. Acquisition related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2012.

Pro forma results of operations related to the acquisition have not been presented because they are not material to the Group's consolidated statements of operations and comprehensive income.

Since the acquired business has been fully integrated into the Company's current business after the acquisition, it is impracticable to disclose separately its standalone revenue and earnings after the acquisition.

Acquisition of Zhengrenqiang and DuBooker

On December 2, 2014, the Group acquired 100% of the equity interests of Zhengrenqiang and DuBooker for a fixed cash consideration of RMB60 million, plus additional variable cash consideration that is contingent upon the achievement of pre-established performance metrics. Zhengrenqiang is primarily engaged in providing a variety of online English courses specialising in the preparation of International English Language Testing System ("IELTS") to registered students through online education platforms, and DuBooker is primarily engaged in the publishing of a variety of teaching materials relevant to language education. The purpose of the acquisition was to strengthen the Group's competitive advantages in China's online education business. On the acquisition date, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

RMB

Cash consideration	60,000
Contingent consideration	183,000
Total consideration	243,000

Net assets acquired	1,882
Identifiable intangible assets acquired
- Brand names	42,000
- Others	18,300
Goodwill	195,893
Deferred tax liabilities	(15,075)
Total	243,000

The agreements for the acquisition of Zhengrenqiang included a contingent consideration arrangement that required additional consideration to be paid by the Group based on the actual net profit of Zhengrenqiang for years 2015 through 2017 as compared to the pre-established performance metrics as stipulated in the agreements. The undiscounted amounts the Company shall pay when the net profit of Zhengrenqiang from 2015 through 2017 equals to 100% of the performance metrics is RMB240 million. The actual contingent payments would be adjusted based on the degree of how the actual net profit is higher or lower than the performance metrics from 2015 through 2017. The fair value of the contingent consideration recognized on the acquisition date of RMB183.0 million was determined by the Company using the trinomial model . Under this model, the Company performs a scenario analysis by assuming different scenarios under which Zhengrenqiang achieves different actual net profit for years 2015 through 2017. Under different scenarios, the amount of contingent consideration differs according to the stipulation in the agreements. The Company then calculated the fair value of the contingent consideration based on the net present value of the total contingent consideration under different scenarios and the expected probability of each scenario. Please refer to note 26 for the key parameters adopted in the valuation.

The business combination was completed on December 2, 2014. The excess of the purchase price over tangible assets, identifiable intangible assets acquired, and liabilities assumed was recorded as goodwill. The acquired identifiable intangible assets were valued by various approaches, including the income approach and the replacement cost approach, as appropriate. As of December 31, 2014, no measurement period adjustment had been recorded. Acquisition related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2014.

Pro forma results of operations related to the acquisition have not been presented because they are not material to the Group's consolidated statements of operations and comprehensive income.

As the acquisition date was close to year end, the standalone revenue and earnings after the acquisition date of Zhengrenqiang and Dubooker is not material to the Group's consolidated statements of operations and comprehensive income.

There were no indemnification assets involved. Total identifiable intangible assets acquired upon acquisition mainly included brand names, cooperation agreements, copyrights of teaching materials and non-compete agreements, which have an estimated useful life of nine, three, five and five years, respectively. Total goodwill of RMB195.9 million primarily represents the expected synergies from combining operations of Zhengrenqiang and Dubooker with those of the Group, which were expected to be complementary to each other. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

Acquisition of Xingxue and Chuangzhi

On December 23, 2014, the Group acquired 100% of the equity interests of Xingxue and Chuangzhi for a fixed cash consideration of RMB128.1 million. The principal business of Xingxue and Chuangzhi is the operation of online vocational training platform. The purpose of the acquisition was to expand the Group's own educational service offerings from online English courses to a variety of online vocational training courses. On the acquisition date, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

RMB

Net liabilities assumed	(8,549)
Identifiable intangible assets acquired
- Brand names	43,620
- Other	4,792
Goodwill	100,382
Deferred tax liabilities	(12,103)
Total	128,142

The business combination was completed on December 23, 2014. The excess of the purchase price over tangible assets, identifiable intangible assets acquired, and liabilities assumed was recorded as goodwill. The acquired identifiable intangible assets were valued by various approaches, including the income approach and the replacement cost approach, as appropriate. As of December 31, 2014, no measurement period adjustment had been recorded. Acquisition related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2014.

Pro forma results of operations related to the acquisition have not been presented because they are not material to the Group's consolidated statements of operations and comprehensive income.

As the acquisition date was close to year end, the standalone revenue and earnings after the acquisition date of Xingxue and Chuangzhi is not material to the Group's consolidated statements of operations and comprehensive income.

There were no indemnification assets involved. Total identifiable intangible assets acquired upon acquisition mainly included brand names, and software, which have an estimated useful life of fifteen and five years, respectively. Total goodwill of RMB100.4 million primarily represents the expected synergies from combining operations of Xingxue and Chuangzhi with those of the Group, which were expected to be complementary to each other. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.